Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-210186 and 811-23147


CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                January 3, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:               First Trust Exchange-Traded Fund VIII
                                 File No. 333-210186
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VIII (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to EquityCompass Risk Manager ETF and EquityCompass Tactical Risk Manager ETF, each a series of the Registrant. Post-Effective Amendment No. 28, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 3, 2019.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP

                                            By: /s/ Morrison C. Warren
                                                ------------------------------
                                                    Morrison C. Warren

Enclosures